Financial information of the parent company (Details 1)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
OPERATING EXPENSES
Total operating expenses	$ 21,454,984	¥ 151,186,841		¥ 361,596,902		¥ 171,177,307
NET INCOME	(11,578,184)	(81,587,998)	$ (20,279,224)	(136,458,901)	$ 12,750,031	81,244,474
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	257,860	1,817,059		995,415		(32,022)
COMPREHENSIVE INCOME	(11,291,129)	(79,565,214)		(135,755,473)		¥ 81,212,518
Parent Company [Member]
OPERATING EXPENSES
General and administrative	(4,480,600)	(32,164,435)		(28,968)
Total operating expenses	(4,480,600)	(32,164,435)		(28,968)
Equity income (loss) of subsidiaries	(16,111,711)	(114,125,394)		(140,903,197)
Total other income (expense), net	(16,111,711)	(114,125,394)		(140,903,197)
CHANGE IN FAIR VALUE OF WARRANT LIABILITIES	52,927	372,961		4,415,328
NET INCOME	(11,578,184)	(81,587,998)		(136,458,901)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	257,860	1,817,059		995,415
COMPREHENSIVE INCOME	$ (11,320,324)	¥ (79,770,939)		¥ (135,463,486)